Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities		$ 10,114,183		$ 10,114,183		$ 3,227,483	$ 9,359,073	$ 3,227,483
Cash, FDIC Insured Amount							378,000
Reductions To Gross Revenues							4,000,000	1,000,000
Minimum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed							2.50%
Maximum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed							5.50%
Volume Incentive Rebates Granted							500,000	0
Cost Of Sales Increased Due To Reclassification From Advertising Expense							374,454
Shipping and Handling Revenue							309,690	71,983
Percentage Of Royalty Based Net Income	10.00%
Income Tax Examination, Likelihood of Unfavorable Settlement							the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized.
Indefinite-Lived License Agreements	250,000						250,000
Stock Option Exercised Price Per Share				$ 425.00			$ 425.00
Minimum Warrants Exercised Price Per Share				$ 10.20			$ 12.75
Maximum Warrants Exercised Price Per Share				$ 1,275.00			$ 1,275.00
Minimum Convertible Debt Exercised Price Per Share				$ 1.70			$ 1.70
Maximum Convertible Debt Exercised Price Per Share				$ 17.00			$ 17.00
New Accounting Pronouncement or Change in Accounting Principle, Description				In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRS"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.
Percentage Of Total Sales				2.00%
Percentage Of Total Revenue				10.00%	10.00%		14.00%
Net Income (Loss) Attributable To Parent		(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Series C Convertible Preferred Stock [Member]
Convertible Debt Exercised Price Per Share							$ 8.50
Manufacturer [Member]
Accounts payable and accrued liabilities		$ 5,484,759		$ 5,484,759